Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 415.7	Royalties	BRAZIL	Pará	BRAZIL	Iron ore – Iron solutions, Brazil - Pará	Iron ore	Iron Ore Solutions	Open Pit
#: 2
	560.5	Fees	BRAZIL	Pará	BRAZIL	Iron ore – Iron solutions, Brazil - Pará	Iron ore	Iron Ore Solutions	Open Pit
#: 3
	1.6	Comm. Social Resp.	BRAZIL	Pará	BRAZIL	Iron ore – Iron solutions, Brazil - Pará	Iron ore	Iron Ore Solutions	Open Pit
#: 4
	268.8	Royalties	BRAZIL	Minas Gerais	BRAZIL	Iron ore – Iron solutions, Brazil - Minas Gerais	Iron ore	Iron Ore Solutions	Open Pit
#: 5
	50.0	Fees	BRAZIL	Minas Gerais	BRAZIL	Iron ore – Iron solutions, Brazil - Minas Gerais	Iron ore	Iron Ore Solutions	Open Pit
#: 6
	2.7	Comm. Social Resp.	BRAZIL	Minas Gerais	BRAZIL	Iron ore – Iron solutions, Brazil - Minas Gerais	Iron ore	Iron Ore Solutions	Open Pit
#: 7
	3.3	Fees	BRAZIL	Minas Gerais	BRAZIL	Iron ore – Iron solutions, Brazil - Maranhão	Iron ore	Iron Ore Solutions	Open Pit
#: 8
	79.3	Royalties	BRAZIL	Pará	BRAZIL	Copper – Vale Base Metals, Brazil - Pará	Copper	Vale Base Metals	Open Pit
#: 9
	41.6	Fees	BRAZIL	Pará	BRAZIL	Copper – Vale Base Metals, Brazil - Pará	Copper	Vale Base Metals	Open Pit
#: 10
	1.1	Royalties	BRAZIL	Pará	BRAZIL	Nickel – Vale Base Metals, Brazil - Pará	Nickel	Vale Base Metals	Open Pit
#: 11
	3.6	Fees	BRAZIL	Pará	BRAZIL	Nickel – Vale Base Metals, Brazil - Pará	Nickel	Vale Base Metals	Open Pit
#: 12
	0.7	Comm. Social Resp.	CANADA	Manitoba	CANADA	Nickel – Vale Base Metals, Canada - Manitoba	Nickel	Vale Base Metals	Underground Mining
#: 13
	0.5	Fees	CANADA	Ontario	CANADA	Nickel – Vale Base Metals, Canada - Ontario	Nickel	Vale Base Metals	Underground Mining
#: 14
	1.3	Comm. Social Resp.	CANADA	Ontario	CANADA	Nickel – Vale Base Metals, Canada - Ontario	Nickel	Vale Base Metals	Underground Mining
#: 15
	2.4	Royalties	CANADA	Terre-Neuve-et-Labrador	CANADA	Nickel – Vale Base Metals, Canada - Newfoundland and Labrador	Nickel	Vale Base Metals	Open Pit
#: 16
	0.3	Fees	CANADA	Terre-Neuve-et-Labrador	CANADA	Nickel – Vale Base Metals, Canada - Newfoundland and Labrador	Nickel	Vale Base Metals	Open Pit
#: 17
	0.4	Comm. Social Resp.	CANADA	Terre-Neuve-et-Labrador	CANADA	Nickel – Vale Base Metals, Canada - Newfoundland and Labrador	Nickel	Vale Base Metals	Open Pit
#: 18
	2,127.7	Taxes	BRAZIL		BRAZIL	Entity Level	Mineral resources		Underground Mining
#: 19
	370.3	Fees	BRAZIL		BRAZIL	Entity Level	Mineral resources		Underground Mining
#: 20
	552.6	Infrastructure	BRAZIL		BRAZIL	Entity Level	Mineral resources		Underground Mining
#: 21
	7.9	Comm. Social Resp.	BRAZIL		BRAZIL	Entity Level	Mineral resources		Underground Mining
#: 22
	3.2	Taxes	CANADA		Canada		Mineral resources		Open Pit
#: 23
	2.4	Royalties	CANADA		Canada		Mineral resources		Open Pit
#: 24
	0.7	Fees	CANADA		Canada		Mineral resources		Open Pit
#: 25
	2.4	Comm. Social Resp.	CANADA		Canada		Mineral resources		Open Pit
#: 26
	1.4	Taxes	CANADA		Canada National		Mineral resources		Open Pit
#: 27
	1.2	Taxes	CANADA		Canada National, Receiver General of Canada		Mineral resources		Open Pit
#: 28
	0.2	Taxes	CANADA		Canada National, Canada Revenue Agency		Mineral resources		Open Pit
#: 29
	0.7	Comm. Social Resp.	CANADA		Canada Manitoba		Mineral resources		Open Pit
#: 30
	0.7	Comm. Social Resp.	CANADA		Canada Manitoba, Nisichawayasihk Cree Nation		Mineral resources		Open Pit
#: 31
	2.4	Royalties	CANADA		Canada Newfoundland and Labrador		Mineral resources		Open Pit
#: 32
	0.3	Fees	CANADA		Canada Newfoundland and Labrador		Mineral resources		Open Pit
#: 33
	0.4	Comm. Social Resp.	CANADA		Canada Newfoundland and Labrador		Mineral resources		Open Pit
#: 34
	2.4	Royalties	CANADA		Canada Newfoundland, Newfoundland Exchequer		Mineral resources		Open Pit
#: 35
	0.3	Fees	CANADA		Canada Newfoundland, Newfoundland Exchequer		Mineral resources		Open Pit
#: 36
	0.2	Comm. Social Resp.	CANADA		Canada Newfoundland, Nunatsiavut Government		Mineral resources		Open Pit
#: 37
	0.2	Comm. Social Resp.	CANADA		Canada Newfoundland, Innu Nation		Mineral resources		Open Pit
#: 38
	1.8	Taxes	CANADA		Canada Ontario		Mineral resources		Open Pit
#: 39
	0.4	Fees	CANADA		Canada Ontario		Mineral resources		Open Pit
#: 40
	1.3	Comm. Social Resp.	CANADA		Canada Ontario		Mineral resources		Open Pit
#: 41
	1.8	Taxes	CANADA		Canada Ontario, Treasurer of Ontario		Mineral resources		Open Pit
#: 42
	0.2	Fees	CANADA		Canada Ontario, Ministry of Mines		Mineral resources		Open Pit
#: 43
	0.7	Comm. Social Resp.	CANADA		Canada Ontario, Atikameksheng Anishnawbek First Nation		Mineral resources		Open Pit
#: 44
	0.4	Comm. Social Resp.	CANADA		Canada Ontario, Sagamok Anishnawbek First Nation		Mineral resources		Open Pit
#: 45
	0.2	Fees	CANADA		Canada Ontario, City of Greater Sudbury		Mineral resources		Open Pit
#: 46
	0.2	Comm. Social Resp.	CANADA		Canada Ontario, City of Greater Sudbury		Mineral resources		Open Pit
#: 47
	3.2	Taxes	UNITED STATES		United States		Mineral resources		Open Pit
#: 48
	3.2	Taxes	UNITED STATES		United States U.S. Federal Government		Mineral resources		Open Pit
#: 49
	2,006.9	Taxes	BRAZIL		Brazil		Mineral resources		Open Pit
#: 50
	765.0	Royalties	BRAZIL		Brazil		Mineral resources		Open Pit
#: 51
	736.3	Fees	BRAZIL		Brazil		Mineral resources		Open Pit
#: 52
	552.6	Infrastructure	BRAZIL		Brazil		Mineral resources		Open Pit
#: 53
	12.2	Comm. Social Resp.	BRAZIL		Brazil		Mineral resources		Open Pit
#: 54
	2,006.9	Taxes	BRAZIL		Brazil National		Mineral resources		Open Pit
#: 55
	765.0	Royalties	BRAZIL		Brazil National		Mineral resources		Open Pit
#: 56
	77.3	Fees	BRAZIL		Brazil National		Mineral resources		Open Pit
#: 57
	552.6	Infrastructure	BRAZIL		Brazil National		Mineral resources		Open Pit
#: 58
	2,006.9	Taxes	BRAZIL		Brazil National, Ministry of Finance		Mineral resources		Open Pit
#: 59
	0.2	Fees	BRAZIL		Brazil National, Ministry of Finance		Mineral resources		Open Pit
#: 60
	55.0	Fees	BRAZIL		Brazil National, National Land Transport Agency		Mineral resources		Open Pit
#: 61
	552.6	Infrastructure	BRAZIL		Brazil National, National Land Transport Agency		Mineral resources		Open Pit
#: 62
	765.0	Royalties	BRAZIL		Brazil National, National Mining Agency		Mineral resources		Open Pit
#: 63
	0.2	Fees	BRAZIL		Brazil National, National Mining Agency		Mineral resources		Open Pit
#: 64
	19.8	Fees	BRAZIL		Brazil National, Rio de Janeiro Dock Company (Companhia Docas do Rio de Janeiro)		Mineral resources		Open Pit
#: 65
	2.1	Fees	BRAZIL		Brazil National, Ministry of Transport		Mineral resources		Open Pit
#: 66
	605.7	Fees	BRAZIL		Brazil Pará		Mineral resources		Open Pit
#: 67
	9.5	Comm. Social Resp.	BRAZIL		Brazil Pará		Mineral resources		Open Pit
#: 68
	605.7	Fees	BRAZIL		Brazil Pará, State Department of Finance of Pará		Mineral resources		Open Pit
#: 69
	9.5	Comm. Social Resp.	BRAZIL		Brazil Pará, Other		Mineral resources		Open Pit
#: 70
	50.0	Fees	BRAZIL		Brazil Minas Gerais		Mineral resources		Open Pit
#: 71
	2.7	Comm. Social Resp.	BRAZIL		Brazil Minas Gerais		Mineral resources		Open Pit
#: 72
	50.0	Fees	BRAZIL		Brazil Minas Gerais, State Department of Finance of Minas Gerais		Mineral resources		Open Pit
#: 73
	0.1	Comm. Social Resp.	BRAZIL		Brazil Minas Gerais, State Department of Finance of Minas Gerais		Mineral resources		Open Pit
#: 74
	2.5	Comm. Social Resp.	BRAZIL		Brazil Minas Gerais, Other		Mineral resources		Open Pit
#: 75
	3.3	Fees	BRAZIL		Brazil Maranhão		Mineral resources		Open Pit
#: 76
	3.3	Fees	BRAZIL		Brazil Maranhão, Maranhão Port Administration Company (EMAP)		Mineral resources		Open Pit
#: 77
	0.9	Taxes	CHILE		Chile		Mineral resources		Open Pit
#: 78
	0.9	Taxes	CHILE		Chile National		Mineral resources		Open Pit
#: 79
	0.9	Taxes	CHILE		Chile National, General Treasury of the Republic		Mineral resources		Open Pit
#: 80
	1.5	Taxes	PERU		Peru		Mineral resources		Open Pit
#: 81
	1.5	Taxes	PERU		Peru National		Mineral resources		Open Pit
#: 82
	1.3	Taxes	PERU		Peru National, Geological, Mining and Metallurgical Institute of Peru (INGEMMET)		Mineral resources		Open Pit
#: 83
	0.2	Taxes	PERU		Peru National, National Superintendency of State Assets of Peru (SBN)		Mineral resources		Open Pit
#: 84
	8.6	Taxes	CHINA		China, Mainland		Mineral resources		Open Pit
#: 85
	210.6	Fees	CHINA		China, Mainland		Mineral resources		Open Pit
#: 86
	8.6	Taxes	CHINA		China, Mainland National		Mineral resources		Open Pit
#: 87
	210.6	Fees	CHINA		China, Mainland National		Mineral resources		Open Pit
#: 88
	8.6	Taxes	CHINA		China, Mainland National, State Taxation Administration		Mineral resources		Open Pit
#: 89
	210.6	Fees	CHINA		China, Mainland National, Majority-owned ports		Mineral resources		Open Pit
#: 90
	9.5	Taxes	JAPAN		Japan		Mineral resources		Open Pit
#: 91
	7.4	Taxes	JAPAN		Japan National		Mineral resources		Open Pit
#: 92
	7.4	Taxes	JAPAN		Japan National, The National Tax Agency of Japan		Mineral resources		Open Pit
#: 93
	2.1	Taxes	JAPAN		Japan Mie		Mineral resources		Open Pit
#: 94
	2.1	Taxes	JAPAN		Japan Mie, Other		Mineral resources		Open Pit
#: 95
	22.5	Taxes	MALAYSIA		Malaysia		Mineral resources		Open Pit
#: 96
	1.7	Fees	MALAYSIA		Malaysia		Mineral resources		Open Pit
#: 97
	22.5	Taxes	MALAYSIA		Malaysia National		Mineral resources		Open Pit
#: 98
	0.9	Fees	MALAYSIA		Malaysia National		Mineral resources		Open Pit
#: 99
	19.6	Taxes	MALAYSIA		Malaysia National, Inland Revenue Board of Malaysia		Mineral resources		Open Pit
#: 100
	2.9	Taxes	MALAYSIA		Malaysia National, Director General of Customs Malaysia		Mineral resources		Open Pit
#: 101
	0.9	Fees	MALAYSIA		Malaysia National, Department of Director General of Lands and Mines		Mineral resources		Open Pit
#: 102
	0.8	Fees	MALAYSIA		Malaysia Perak		Mineral resources		Open Pit
#: 103
	0.8	Fees	MALAYSIA		Malaysia Perak, Manjung Municipal Council		Mineral resources		Open Pit
#: 104
	11.3	Taxes	country:SG		Singapore		Mineral resources		Open Pit
#: 105
	11.3	Taxes	country:SG		Singapore National		Mineral resources		Open Pit
#: 106
	11.0	Taxes	country:SG		Singapore National, Inland Revenue Authority of Singapore		Mineral resources		Open Pit
#: 107
	0.3	Taxes	country:SG		Singapore National, Central Provident Fund Board		Mineral resources		Open Pit
#: 108
	8.1	Taxes	OMAN		Oman		Mineral resources		Open Pit
#: 109
	80.7	Fees	OMAN		Oman		Mineral resources		Open Pit
#: 110
	8.1	Taxes	OMAN		Oman National		Mineral resources		Open Pit
#: 111
	80.7	Fees	OMAN		Oman National		Mineral resources		Open Pit
#: 112
	7.3	Taxes	OMAN		Oman National, Ministry Of Finance of Oman		Mineral resources		Open Pit
#: 113
	0.8	Taxes	OMAN		Oman National, Director General of Customs of Oman		Mineral resources		Open Pit
#: 114
	80.7	Fees	OMAN		Oman National, Oman Charter Company SAOC		Mineral resources		Open Pit
#: 115
	41.9	Taxes	SWITZERLAND		Switzerland		Mineral resources		Open Pit
#: 116
	1.7	Taxes	SWITZERLAND		Switzerland National		Mineral resources		Open Pit
#: 117
	1.7	Taxes	SWITZERLAND		Switzerland National, Federal Tax Administration		Mineral resources		Open Pit
#: 118
	40.2	Taxes	SWITZERLAND		Switzerland Vaud		Mineral resources		Open Pit
#: 119
	27.5	Taxes	SWITZERLAND		Switzerland Vaud, Cantonal Tax Administration		Mineral resources		Open Pit
#: 120
	12.7	Taxes	SWITZERLAND		Switzerland Vaud, Department of Finance Tax Administration		Mineral resources		Open Pit
#: 121
	10.2	Taxes	UNITED KINGDOM		United Kingdom		Mineral resources		Open Pit
#: 122
	10.2	Taxes	UNITED KINGDOM		United Kingdom National		Mineral resources		Open Pit
#: 123
	$ 10.2	Taxes	UNITED KINGDOM		United Kingdom National, HM Revenue and Customs		Mineral resources		Open Pit